EuroPacific Growth Fund®
Investment portfolio
June 30, 2019
unaudited
Common stocks 91.40% Financials 17.50%	Shares	Value (000)
HDFC Bank Ltd.	112,445,464	$3,980,857
HDFC Bank Ltd. (ADR)	7,727,242	1,004,850
AIA Group Ltd.	455,390,000	4,911,429
Kotak Mahindra Bank Ltd.	94,883,478	2,030,385
Prudential PLC	75,679,303	1,649,229
Housing Development Finance Corp. Ltd.	31,813,425	1,010,296
Barclays PLC	483,287,473	919,399
B3 SA - Brasil, Bolsa, Balcao	87,375,000	852,372
Sberbank of Russia PJSC (ADR)	53,712,159	826,093
China Construction Bank Corp., Class H	896,513,000	772,371
Axis Bank Ltd.[1]	60,761,711	711,729
Ping An Insurance (Group) Co. of China, Ltd., Class H	42,540,999	510,816
Ping An Insurance (Group) Co. of China, Ltd., Class A	8,178,157	105,509
London Stock Exchange Group PLC	8,780,000	611,698
DBS Group Holdings Ltd.	31,495,000	604,294
Bank Central Asia Tbk PT	253,780,000	538,457
Brookfield Asset Management Inc., Class A	11,160,000	533,225
PICC Property and Casualty Co. Ltd., Class H	424,863,869	458,492
Toronto-Dominion Bank (CAD denominated)	7,670,000	448,176
UniCredit SpA	33,921,728	417,585
Deutsche Boerse AG	2,336,540	330,516
BNP Paribas SA	5,872,000	278,867
Agricultural Bank of China Ltd., Class H	664,100,000	277,994
FinecoBank SpA	23,850,406	266,050
ICICI Bank Ltd.	40,513,193	256,540
Capitec Bank Holdings Ltd.	2,643,000	243,704
The People’s Insurance Co. (Group) of China Ltd., Class H	578,319,215	225,799
Zurich Insurance Group AG	640,500	223,014
Ayala Corp.	12,080,000	210,784
IndusInd Bank Ltd.	9,340,596	190,865
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	251,000	123,197
Fairfax Financial Holdings Ltd., subordinate voting shares	124,291	60,868
Banco Santander, SA	39,305,000	182,373
BOC Hong Kong (Holdings) Ltd.	44,382,000	174,705
3i Group PLC	11,950,000	168,984
Bank of Ireland Group PLC	31,687,838	164,523
Grupo Financiero Galicia SA, Class B (ADR)	4,191,050	148,782
Metropolitan Bank & Trust Co.	95,587,322	132,929
Société Générale	5,236,935	132,318
Burford Capital Ltd.	6,540,000	128,735
Bank of China Ltd., Class H	303,400,000	128,169
Banco BPM SpA	59,907,284	121,936
BB Seguridade Participações SA	13,844,900	116,746
Türkiye Garanti Bankasi AS1	73,363,000	115,293
Eurobank Ergasias SA1	108,860,228	107,074
Royal Bank of Canada	1,251,000	99,417
Credit Suisse Group AG	8,243,067	98,837
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Sony Financial Holdings Inc.	3,826,300	$ 91,847
Standard Life Aberdeen PLC	23,836,253	89,178
Hiscox Ltd.	4,055,409	87,141
Macquarie Group Ltd.	985,000	86,710
KB Financial Group Inc.	1,891,600	75,114
Shinhan Financial Group Co., Ltd.	1,438,071	55,921
Bharat Financial Inclusion Ltd.[1]	4,075,000	52,691
Hong Kong Exchanges and Clearing Ltd.	1,406,000	49,640
Akbank TAS[1]	32,500,000	38,166
Hargreaves Lansdown PLC	1,405,024	34,241
Unione di Banche Italiane SpA	1,197,890	3,269
		28,270,199
Consumer discretionary 13.98%
Alibaba Group Holding Ltd. (ADR)[1]	22,731,795	3,851,903
MercadoLibre, Inc.[1,2]	3,424,500	2,095,006
LVMH Moët Hennessy-Louis Vuitton SE	4,636,000	1,973,158
adidas AG	4,567,744	1,410,166
Galaxy Entertainment Group Ltd.	203,728,000	1,373,104
Sony Corp.	22,434,500	1,175,255
Meituan Dianping, Class B1	118,557,404	1,039,618
Naspers Ltd., Class N	3,849,600	934,596
EssilorLuxottica	6,249,110	815,398
Kering SA	1,245,010	736,306
Melco Resorts & Entertainment Ltd. (ADR)[2]	32,297,140	701,494
Hyundai Motor Co.	4,647,572	563,513
Sands China Ltd.	117,853,200	563,490
Industria de Diseño Textil, SA	18,682,000	561,885
Rakuten, Inc.	31,230,800	370,778
Just Eat PLC[1,2]	46,405,000	368,325
Nitori Holdings Co., Ltd.	2,725,000	360,924
Suzuki Motor Corp.	7,343,000	344,896
Ryohin Keikaku Co., Ltd.[2]	1,825,000	329,402
Maruti Suzuki India Ltd.	3,323,743	314,650
Carnival Corp., units	6,570,000	305,834
Takeaway.com NV1,2	3,176,472	297,626
Hermès International	386,700	278,868
Fast Retailing Co., Ltd.	457,000	276,069
Accor SA	5,239,000	224,887
GVC Holdings PLC	25,079,164	207,594
Flutter Entertainment PLC	2,325,681	174,909
Eicher Motors Ltd.	528,008	146,397
ASOS PLC[1,2]	4,509,500	146,034
Hyundai Mobis Co., Ltd.	547,600	111,687
Wynn Macau, Ltd.	46,334,000	103,799
Melco International Development Ltd.	39,692,000	88,005
Valeo SA, non-registered shares	2,230,000	72,522
Ctrip.com International, Ltd. (ADR)[1]	1,933,000	71,347
Ferrari NV	370,813	60,212
William Hill PLC	24,489,000	48,065
HUGO BOSS AG	598,134	39,788
Motherson Sumi Systems Ltd.	16,567,398	29,269
Li & Fung Ltd.	144,818,000	25,213
		22,591,992
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks (continued) Information technology 11.64%	Shares	Value (000)
Samsung Electronics Co., Ltd.	68,648,250	$ 2,794,325
ASML Holding NV	12,004,828	2,508,178
Taiwan Semiconductor Manufacturing Co., Ltd.	248,385,329	1,911,302
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	323,056
SK hynix, Inc.	29,263,000	1,761,381
Keyence Corp.	2,611,200	1,601,620
Amadeus IT Group SA, Class A, non-registered shares	15,149,279	1,199,980
PagSeguro Digital Ltd., Class A1,2	26,230,571	1,022,205
SAP SE	6,500,380	892,607
Halma PLC[2]	24,676,157	633,017
Worldpay, Inc., Class A1	4,020,941	492,766
Temenos AG	2,663,158	476,460
Tokyo Electron Ltd.	3,152,800	442,149
Capgemini SE	3,554,000	441,911
Hexagon AB, Class B	5,122,000	284,392
Xiaomi Corp., Class B1	207,929,800	266,177
Worldline SA, non-registered shares[1]	3,208,837	233,521
Hamamatsu Photonics KK	5,051,000	196,531
Adyen NV1	240,000	185,193
WiseTech Global Ltd.	8,466,476	164,705
Infosys Ltd.	13,425,000	142,365
Murata Manufacturing Co., Ltd.	2,835,000	127,268
Infineon Technologies AG	6,713,000	118,699
TDK Corp.	1,479,000	114,408
Shimadzu Corp.	4,283,300	104,962
Largan Precision Co., Ltd.	810,000	100,535
TravelSky Technology Ltd., Class H	48,723,000	97,924
OBIC Co., Ltd.	767,600	86,859
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	17,699,965	71,075
AAC Technologies Holdings Inc.	1,607,000	9,124
		18,804,695
Industrials 10.74%
Airbus SE, non-registered shares	32,971,427	4,674,479
Safran SA	6,107,000	894,769
International Consolidated Airlines Group, SA (CDI)[2]	129,105,675	781,915
MTU Aero Engines AG2	3,144,000	748,971
Rolls-Royce Holdings PLC[1]	63,482,720	677,530
SMC Corp.	1,817,100	677,020
Melrose Industries PLC[2]	290,421,746	667,013
Komatsu Ltd.	26,753,232	645,164
DSV A/S	5,867,400	576,179
Recruit Holdings Co., Ltd.	15,806,300	526,901
Yamato Holdings Co., Ltd.[2]	25,627,893	520,806
Edenred SA	9,972,779	508,715
Adani Ports & Special Economic Zone Ltd.	83,826,574	498,144
Nidec Corp.	3,484,400	475,887
DCC PLC	4,840,805	431,560
KONE Oyj, Class B	6,411,000	378,348
Knorr-Bremse AG, non-registered shares	3,356,726	374,059
Airports of Thailand PCL, foreign registered	145,700,000	349,195
Rentokil Initial PLC	58,480,000	295,210
Ryanair Holdings PLC (ADR)[1]	4,364,200	279,920
Jardine Matheson Holdings Ltd.	4,367,800	275,259
SK Holdings Co., Ltd.	1,351,955	271,644
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Thales SA	2,126,500	$ 262,720
Spirax-Sarco Engineering PLC	2,131,000	248,570
Rheinmetall AG	1,981,200	242,516
Shanghai International Airport Co., Ltd., Class A	15,342,341	187,147
Eiffage SA	1,385,500	136,970
Bunzl PLC	5,191,814	136,944
VINCI SA	1,281,018	131,186
NIBE Industrier AB, Class B	7,741,299	113,333
DP World PLC	5,579,563	88,715
Aalberts NV, non-registered shares	1,948,000	76,575
Schindler Holding AG, participation certificate	248,250	55,260
Rational AG	74,250	51,122
Experian PLC	1,294,268	39,185
Alliance Global Group, Inc.	123,500,000	37,218
CCR SA, ordinary nominative	4,494,300	15,988
		17,352,137
Materials 8.50%
Vale SA, ordinary nominative (ADR)	182,522,800	2,453,107
Vale SA, ordinary nominative	53,432,374	721,068
Teck Resources Ltd., Class B	45,034,000	1,039,233
Koninklijke DSM NV	7,701,619	951,941
Sika AG	5,013,521	855,616
Asahi Kasei Corp.[2]	76,292,742	812,709
Chr. Hansen Holding A/S2	7,314,000	686,814
Rio Tinto PLC	10,660,000	660,706
Glencore PLC	184,420,191	640,198
Linde PLC (EUR denominated)	1,966,580	395,025
Linde PLC	986,600	198,109
First Quantum Minerals Ltd.[2]	55,150,483	523,899
ArcelorMittal SA	24,072,000	430,730
CCL Industries Inc., Class B, nonvoting shares	8,200,000	402,126
Akzo Nobel NV	3,930,711	369,369
Fortescue Metals Group Ltd.	47,708,839	302,116
Agnico Eagle Mines Ltd.	5,003,412	256,375
LafargeHolcim Ltd.	4,822,834	235,510
HeidelbergCement AG	2,670,684	216,101
Shin-Etsu Chemical Co., Ltd.	2,177,200	202,645
Evonik Industries AG	6,320,756	184,067
Yara International ASA	3,632,000	176,183
Indorama Ventures PCL, foreign registered	113,541,600	174,010
CRH PLC	4,403,868	143,669
UltraTech Cement Ltd.	2,112,000	139,393
Barrick Gold Corp.	6,950,000	109,601
MMG Ltd.[1]	269,296,554	94,113
Aluminum Corp. of China Ltd., Class H1	256,356,000	90,903
Air Liquide SA, non-registered shares	628,000	87,870
BASF SE	1,016,500	73,883
Givaudan SA	19,800	55,899
Hindalco Industries Ltd.	16,253,000	48,751
		13,731,739
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks (continued) Health care 8.46%	Shares	Value (000)
Daiichi Sankyo Co., Ltd.[2]	39,341,000	$ 2,056,175
Novartis AG	21,274,600	1,943,961
AstraZeneca PLC	12,090,000	988,471
Chugai Pharmaceutical Co., Ltd.	13,074,858	853,750
Takeda Pharmaceutical Co., Ltd.	21,696,653	769,339
Koninklijke Philips NV	16,370,000	710,788
Alcon Inc.[1]	10,860,430	670,628
HOYA Corp.	8,511,951	651,650
CSL Ltd.	4,159,000	627,763
Fresenius SE & Co. KGaA	11,409,000	618,561
Teva Pharmaceutical Industries Ltd. (ADR)[1,2]	55,991,159	516,798
Hikma Pharmaceuticals PLC[2]	14,615,045	319,610
GW Pharmaceuticals PLC (ADR)[1,2]	1,816,499	313,146
NMC Health PLC	9,637,100	294,094
Aier Eye Hospital Group Co., Ltd., Class A	62,753,428	282,963
Grifols, SA, Class A, non-registered shares	6,401,000	189,243
Grifols, SA, Class B (ADR)	3,541,478	74,725
Novo Nordisk A/S, Class B	4,313,500	219,810
Fresenius Medical Care AG & Co. KGaA	2,398,000	188,256
Bayer AG	2,607,043	180,655
Merck KGaA	1,678,000	175,465
Galapagos NV1	1,350,000	174,155
Straumann Holding AG	150,000	132,360
Yunnan Baiyao Group Co., Ltd., Class A	9,588,823	116,463
M3, Inc.	6,100,000	111,403
WuXi Biologics (Cayman) Inc.[1]	10,329,347	92,759
bioMérieux SA	1,010,268	83,688
Demant A/S1	2,509,762	78,036
Asahi Intecc Co., Ltd.	2,800,000	68,925
Coloplast A/S, Class B	491,000	55,487
Fisher & Paykel Healthcare Corp. Ltd.	4,948,000	51,390
Hypera SA, ordinary nominative	4,229,700	33,034
Argenx SE (ADR)[1]	230,000	32,563
		13,676,114
Energy 5.53%
Reliance Industries Ltd.[1]	196,635,942	3,569,657
Royal Dutch Shell PLC, Class B	16,126,544	528,586
Royal Dutch Shell PLC, Class A (GBP denominated)	10,516,976	343,584
Royal Dutch Shell PLC, Class A (EUR denominated)	122,980	4,015
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	53,270,000	829,414
Cenovus Energy Inc.[2]	86,952,000	766,901
Canadian Natural Resources, Ltd. (CAD denominated)	23,497,225	633,566
Canadian Natural Resources, Ltd.	4,342,000	117,104
TOTAL SA	10,605,978	594,259
Oil Search Ltd.[2]	99,107,800	491,921
Tourmaline Oil Corp.[2]	16,547,000	210,763
Suncor Energy Inc.	6,163,080	192,251
Ultrapar Participacoes SA, ordinary nominative	30,584,000	160,090
Saipem SpA, Class S1	28,172,263	140,152
Enbridge Inc. (CAD denominated)	3,548,980	128,187
BP PLC	14,533,746	101,256
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
CNOOC Ltd.	38,800,000	$ 66,358
Novatek PJSC (GDR)	263,700	55,904
		8,933,968
Communication services 5.40%
Nintendo Co., Ltd.[2]	10,225,426	3,745,324
Tencent Holdings Ltd.	49,439,911	2,231,590
SoftBank Group Corp.	27,273,400	1,306,563
Altice Europe NV, Class A1,2	68,814,197	247,188
Altice Europe NV, Class B1,2	14,777,869	52,932
United Internet AG	5,075,000	167,122
Advanced Info Service PCL, foreign registered	22,200,000	157,809
ITV PLC	92,482,903	126,844
Yandex NV, Class A1	3,275,000	124,450
América Móvil, SAB de CV, Series L (ADR)	5,873,819	85,523
América Móvil, SAB de CV, Series L	18,821,401	13,699
ProSiebenSat.1 Media SE	5,357,000	84,153
Nippon Telegraph and Telephone Corp.	1,648,900	76,729
Cellnex Telecom, SA, non-registered shares	1,862,211	68,904
Axel Springer SE	963,068	67,842
LG Uplus Corp.	5,053,000	63,455
YY Inc., Class A (ADR)[1]	856,000	59,655
TalkTalk Telecom Group PLC	35,499,000	50,266
		8,730,048
Consumer staples 5.24%
Nestlé SA	14,341,399	1,484,677
Pernod Ricard SA	4,619,004	851,130
Kweichow Moutai Co., Ltd., Class A	4,870,938	697,844
British American Tobacco PLC	19,568,999	683,172
Thai Beverage PCL	825,350,000	506,312
Associated British Foods PLC	15,094,485	472,138
Kao Corp.	6,012,600	457,853
Kirin Holdings Co., Ltd.	18,763,745	404,374
JBS SA, ordinary nominative	65,985,204	364,642
KOSÉ Corp.	1,892,900	317,254
Treasury Wine Estates Ltd.	27,974,734	293,024
Coca-Cola European Partners PLC	4,291,645	242,478
Uni-Charm Corp.	6,933,000	208,604
CP ALL PCL, foreign registered	72,596,966	203,582
Glanbia PLC	11,840,579	192,534
Ambev SA	35,791,000	166,747
Alimentation Couche-Tard Inc., Class B	2,500,000	157,325
Anheuser-Busch InBev SA/NV	1,693,000	149,851
LG Household & Health Care Ltd.	123,000	139,868
Coca-Cola HBC AG (CDI)[1]	3,562,746	134,469
Wal-Mart de México, SAB de CV, Series V	36,212,000	98,861
Fomento Económico Mexicano, SAB de CV	9,055,000	87,730
Philip Morris International Inc.	1,074,000	84,341
WH Group Ltd.	74,372,000	75,403
		8,474,213
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks (continued) Utilities 2.95%	Shares	Value (000)
Ørsted AS	18,477,485	$ 1,597,742
China Gas Holdings Ltd.	208,024,600	773,598
ENN Energy Holdings Ltd.[2]	73,137,000	711,550
China Resources Gas Group Ltd.[2]	116,528,000	578,038
Enel SpA	78,250,000	546,325
E.ON SE	18,063,000	196,172
Guangdong Investment Ltd.	76,500,000	151,400
Pampa Energía SA (ADR)[1]	2,085,000	72,287
Naturgy Energy Group, SA	2,589,000	71,332
SSE PLC	4,695,000	66,898
		4,765,342
Real estate 1.46%
China Overseas Land & Investment Ltd.	184,608,000	680,609
Ayala Land, Inc.	390,814,709	387,497
Ayala Land, Inc., preference shares[1,3,4]	481,283,600	845
Sun Hung Kai Properties Ltd.	20,975,083	355,774
Vonovia SE	6,378,407	304,621
China Resources Land Ltd.	33,866,000	149,134
CK Asset Holdings Ltd.	18,470,000	144,583
Longfor Group Holdings Ltd.	34,291,500	129,278
Vinhomes JSC[1]	33,474,875	113,905
Central Pattana PCL, foreign registered	40,970,100	100,196
		2,366,442
Total common stocks (cost: $103,672,110,000)		147,696,889
Preferred securities 1.42% Financials 0.48%
Itaú Unibanco Holding SA, preferred nominative (ADR)	82,746,200	779,469
Health care 0.41%
Sartorius AG, nonvoting preferred, non-registered shares	1,854,381	380,184
Grifols, SA, Class B, nonvoting preferred, non-registered shares	13,451,154	279,904
		660,088
Consumer discretionary 0.41%
Volkswagen AG, nonvoting preferred shares	3,897,000	656,804
Energy 0.07%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	8,293,760	117,771
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,440,000	80,830
Total preferred securities (cost: $1,946,485,000)		2,294,962
EuroPacific Growth Fund — Page 7 of 13

unaudited
Rights & warrants 0.06% Health care 0.06%	Shares	Value (000)
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,3,5]	7,814,200	$ 89,742
Total rights & warrants (cost: $83,560,000)		89,742
Bonds, notes & other debt instruments 0.11% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%	Principal amount (000)
U.S. Treasury 1.50% 2019[6]	$ 100,000	99,809
Total U.S. Treasury bonds & notes		99,809
Corporate bonds & notes 0.04% Financials 0.04%
UniCredit SpA 5.861% 2032[5,7]	19,000	18,213
UniCredit SpA, Contingent Convertible, 5.375% (undated)[7]	€ 5,375	5,581
UniCredit SpA, Contingent Convertible, 6.625% (undated)[7]	21,245	24,111
UniCredit SpA, Contingent Convertible, 8.00% (undated)[7]	$ 27,075	26,238
		74,143
Total corporate bonds & notes		74,143
Bonds & notes of governments & government agencies outside the U.S. 0.01%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 68.466% 2020[8]	ARS116,033	2,666
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 44.503% 2022[8]	332,144	6,977
		9,643
Total bonds, notes & other debt instruments (cost: $179,551,000)		183,595
Short-term securities 6.67% Money market investments 6.42%	Shares
Capital Group Central Cash Fund[2]	103,762,216	10,375,184
Other short-term securities 0.25%	Principal amount (000)
Argentinian Treasury Bills (81.86%)–9.41% due 7/19/2019–7/31/2020	ARS15,202,865	403,489
Total short-term securities (cost: $10,810,820,000)		10,778,673
Total investment securities 99.66% (cost: $116,692,526,000)		161,043,861
Other assets less liabilities 0.34%		550,366
Net assets 100.00%		$161,594,227
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2019 (000)
Purchases (000)	Sales (000)
USD180,093	GBP141,350	Citibank	7/12/2019	$ 455
USD128,218	GBP100,572	Morgan Stanley	7/12/2019	404
GBP27,800	USD35,371	Citibank	7/12/2019	(40)
USD41,966	INR2,925,000	JPMorgan Chase	7/18/2019	(301)
USD64,047	INR4,462,500	Standard Chartered Bank	7/19/2019	(428)
EuroPacific Growth Fund — Page 8 of 13

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2019 (000)
Purchases (000)	Sales (000)
USD42,400	INR2,962,500	Bank of America, N.A.	7/22/2019	$ (387)
USD42,195	INR2,962,500	Bank of America, N.A.	7/22/2019	(592)
$(889)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended June 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 12.59%
Consumer discretionary 2.44%
MercadoLibre, Inc.[1]	3,424,500	—	—	3,424,500	$ —	$ 356,285	$ —	$ 2,095,006
Melco Resorts & Entertainment Ltd. (ADR)	32,297,140	—	—	32,297,140	—	(28,082)	5,009	701,494
Just Eat PLC[1]	54,396,000	—	7,991,000	46,405,000	(25,757)	(75,857)	—	368,325
Ryohin Keikaku Co., Ltd.	2,164,000	—	339,000	1,825,000	(41,566)	(110,861)	114	329,402
Takeaway.com NV1	—	3,176,472	—	3,176,472	—	40,504	—	297,626
ASOS PLC[1]	5,897,884	—	1,388,384	4,509,500	(24,068)	(3,854)	—	146,034
Galaxy Entertainment Group Ltd.[9]	224,749,000	—	21,021,000	203,728,000	(18,686)	4,790	—	—
GVC Holdings PLC[9]	31,312,683	—	6,233,519	25,079,164	(36,360)	64,666	—	—
								3,937,887
Information technology 1.03%
PagSeguro Digital Ltd., Class A1	24,308,238	1,922,333	—	26,230,571	—	232,040	—	1,022,205
Halma PLC	22,653,157	2,023,000	—	24,676,157	—	92,899	—	633,017
								1,655,222
Industrials 1.68%
International Consolidated Airlines Group, SA (CDI)	129,105,675	—	—	129,105,675	—	(79,032)	—	781,915
MTU Aero Engines AG	3,144,000	—	—	3,144,000	—	37,267	10,089	748,971
Melrose Industries PLC	290,421,746	—	—	290,421,746	—	(25,770)	11,661	667,013
Yamato Holdings Co., Ltd.	25,518,093	109,800	—	25,627,893	—	(139,858)	—	520,806
								2,718,705
Materials 1.25%
Asahi Kasei Corp.	76,292,742	—	—	76,292,742	—	26,583	—	812,709
Chr. Hansen Holding A/S	7,314,000	—	—	7,314,000	—	(54,543)	—	686,814
First Quantum Minerals Ltd.	54,022,483	1,128,000	—	55,150,483	—	(100,987)	202	523,899
								2,023,422
Health care 1.98%
Daiichi Sankyo Co., Ltd.	34,141,000	5,200,000	—	39,341,000	—	71,814	—	2,056,175
Teva Pharmaceutical Industries Ltd. (ADR)[1]	52,991,159	3,000,000	—	55,991,159	—	(359,544)	—	516,798
Hikma Pharmaceuticals PLC	14,615,045	—	—	14,615,045	—	(21,409)	3,800	319,610
EuroPacific Growth Fund — Page 9 of 13

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
GW Pharmaceuticals PLC (ADR)[1]	1,816,499	—	—	1,816,499	$ —	$ 6,939	$ —	$ 313,146
NMC Health PLC[9]	12,262,303	—	2,625,203	9,637,100	(37,104)	51,246	2,213	—
								3,205,729
Energy 0.91%
Cenovus Energy Inc.	69,818,000	17,134,000	—	86,952,000	—	(10,577)	3,260	766,901
Oil Search Ltd.	94,187,800	4,920,000	—	99,107,800	—	(57,267)	—	491,921
Tourmaline Oil Corp.	16,547,000	—	—	16,547,000	—	(44,807)	1,489	210,763
								1,469,585
Communication services 2.50%
Nintendo Co., Ltd.	9,070,426	1,155,000	—	10,225,426	—	766,535	9,871	3,745,324
Altice Europe NV, Class A1	62,627,628	6,186,569	—	68,814,197	—	65,715	—	247,188
Altice Europe NV, Class B1	14,777,869	—	—	14,777,869	—	14,407	—	52,932
								4,045,444
Utilities 0.80%
ENN Energy Holdings Ltd.	77,627,000	—	4,490,000	73,137,000	(5,340)	9,889	11,106	711,550
China Resources Gas Group Ltd.	76,616,000	39,912,000	—	116,528,000	—	34,288	9,130	578,038
								1,289,588
Short-term securities 6.42%
Money market investments 6.42%
Capital Group Central Cash Fund	93,044,336	38,813,714	28,095,834	103,762,216	8	873	54,276	10,375,184
Total 19.01%					$(188,873)	$764,292	$122,220	$30,720,766
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $90,587,000, which represented .06% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $107,955,000, which represented .07% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,621,000, which represented less than .01% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Coupon rate may change periodically.
[9]	Unaffiliated issuer at 6/30/2019.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
EuroPacific Growth Fund — Page 10 of 13

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $555,801,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
EuroPacific Growth Fund — Page 11 of 13

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$ 28,270,199	$ —	$ —	$ 28,270,199
Consumer discretionary	22,591,992	—	—	22,591,992
Information technology	18,804,695	—	—	18,804,695
Industrials	17,352,137	—	—	17,352,137
Materials	13,731,739	—	—	13,731,739
Health care	13,676,114	—	—	13,676,114
Energy	8,933,968	—	—	8,933,968
Communication services	8,730,048	—	—	8,730,048
Consumer staples	8,474,213	—	—	8,474,213
Utilities	4,765,342	—	—	4,765,342
Real estate	2,365,597	—	845	2,366,442
Preferred securities	2,294,962	—	—	2,294,962
Rights & warrants	—	89,742	—	89,742
Bonds, notes & other debt instruments	—	183,595	—	183,595
Short-term securities	10,375,184	403,489	—	10,778,673
Total	$160,366,190	$676,826	$845	$161,043,861
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ —	$ 859	$ —	$ 859
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,748)	—	(1,748)
Total	$—	$ (889)	$—	$(889)
*	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
USD/$ = U.S. dollars
EuroPacific Growth Fund — Page 12 of 13

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-016-0819O-S73136	EuroPacific Growth Fund — Page 13 of 13